Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
11.	Subsequent Events

Distributions Paid

On October 1, 2019, the Company paid distributions of $3,873,086, which related to distributions declared for each day in the period from September 1, 2019 through September 30, 2019 and consisted of cash distributions paid in the amount of $2,163,484 and $1,709,602 in shares issued pursuant to the DRP.

On November 1, 2019, the Company paid distributions of $4,009,485, which related to distributions declared for each day in the period from October 1, 2019 through October 31, 2019 and consisted of cash distributions paid in the amount of $2,248,504 and $1,760,981 in shares issued pursuant to the DRP.

Shares Repurchased

On October 31, 2019, the Company repurchased 55,166 shares of its common stock for a total repurchase value of $817,640, or $14.79 per share, pursuant to the Company’s share repurchase plan.

Refinancing Transactions

On October 1, 2019, the Company, through the indirect wholly-owned subsidiaries set out in the table below (each a “Borrower” and collectively, the “Borrowers”), refinanced $126,376,000 of existing variable rate loans with PNC Bank with new fixed rate Freddie Mac loans in an aggregate principal amount of $135,524,000 (the “Loans”). Each of the Loans has a ten year term, with interest only payments for the first five years. The Borrowers paid $508,215 in the aggregate in loan origination fees to PNC Bank in connection with the refinancings, and the Advisor earned a loan coordination fee of $400,000.

Property	Borrower	Closing Date	Lender	Loan Amount	Interest Rate
Meadows at N. Richland Hills	STAR Meadows, LLC	10/1/2019	PNC Bank	$26,888,000	3.56%
Park Valley	STAR Park Valley, LLC	10/1/2019	PNC Bank	49,100,000	3.56%
Peak View by Horseshoe Lake	STAR Horseshoe, LLC	10/1/2019	PNC Bank	38,421,000	3.56%
Reveal on Cumberland	STAR Cumberland, LLC	10/1/2019	PNC Bank	21,115,000	3.56%

				$135,524,000

Distributions Declared

On November 5, 2019, the Company’s board of directors approved and authorized a daily distribution to stockholders of record as of the close of business on each day of the period commencing on January 1, 2020 and ending on March 31, 2020. The distributions will be equal to $0.002459 per share of the Company’s common stock per day. The distributions for each record date in January 2020, February 2020 and March 2020 will be paid in February 2020, March 2020 and April 2020, respectively. The distributions will be payable to stockholders from legally available funds therefor.

Restricted Stock Grant

On November 6, 2019, the Company granted 1,666 shares of restricted common stock to each of its three independent directors upon their re-election to the Company’s board of directors at the 2019 annual meeting of stockholders.

13. Subsequent Events

Distributions Paid

On January 1, 2019, the Company paid distributions of $3,953,499, which related to distributions declared for each day in the period from December 1, 2018 through December 31, 2018 and consisted of cash distributions paid in the amount of $2,092,671 and $1,860,828 in shares issued pursuant to the DRP.

On February 1, 2019, the Company paid distributions of $3,962,806, which related to distributions declared for each day in the period from January 1, 2019 through January 31, 2019 and consisted of cash distributions paid in the amount of $2,110,932 and $1,851,874 in shares issued pursuant to the DRP.

On March 1, 2019, the Company paid distributions of $3,578,717, which related to distributions declared for each day in the period from February 1, 2019 through February 28, 2019 and consisted of cash distributions paid in the amount of $1,914,109 and $1,664,608 in shares issued pursuant to the DRP.

Estimated Value per Share

On March 12, 2019, the Company’s board of directors determined an estimated value per share of the Company’s common stock of $15.84 as of December 31, 2018. In connection with the determination of an estimated value per share, the Company’s board of directors determined a price per share for the DRP of $15.84, effective April 1, 2019.

Shares Repurchased

On January 31, 2019, the Company repurchased 138,961 shares of its common stock for a total repurchase value of $2,000,000, or $14.39 average price per share, pursuant to the Company’s share repurchase plan.

Distributions Declared

On March 12, 2019, the Company’s board of directors approved and authorized a daily distribution to stockholders of record as of the close of business on each day of the period commencing on April 1, 2019 and ending on June 30, 2019. The distributions will be equal to $0.002466 per share of the Company’s common stock per day. The distributions for each record date in April 2019, May 2019 and June 2019 will be paid in May 2019, June 2019 and July 2019, respectively. The distributions will be payable to stockholders from legally available funds therefor.